Consolidated statement of changes in equity ₨ in Thousands, $ in Thousands		Ordinary shares Equity share capital INR (₨)	Ordinary shares Equity share premium INR (₨)	Treasury shares INR (₨)	Accumulated deficit INR (₨)	Other capital reserves INR (₨)	Foreign currency translation reserve INR (₨)	Total INR (₨)	Non-controlling Interest INR (₨)	USD ($)	INR (₨)
Balance at beginning of the year at Mar. 31, 2017		₨ 633	₨ 14,438,936	₨ (54,371)	₨ (12,003,430)	₨ 733,448	₨ 22,271	₨ 3,137,487	₨ 52,082		₨ 3,189,569
Loss for the year					(3,993,140)			(3,993,140)	(58,836)		(4,051,976)
Other comprehensive loss
Foreign currency translation differences loss							(9,879)	(9,879)			(9,879)
Remeasurement loss on defined benefit plan					(4,766)			(4,766)	(94)		(4,860)
Other comprehensive loss for the period, net of tax					(4,766)		(9,879)	(14,645)	(94)		(14,739)
Total comprehensive loss for the period, net of tax					(3,997,906)		(9,879)	(4,007,785)	(58,930)		(4,066,715)
Transactions with owners, recorded directly in equity contributions by owners
Share-based payments					2,802	727,118		729,920			729,920
Transaction with equity shareholders	[1]		(112,406)					(112,406)			(112,406)
Exercise of options		5	636,085	24,287		(650,860)	(1,177)	8,340			8,340
Issuance of warrants						23,258		23,258			23,258
Contingent dividend					2,755			2,755			2,755
Change in non-controlling interest	[2]				(6,487)			(6,487)	6,487
Total contribution by owners		5	523,679	24,287	(930)	99,516	(1,177)	645,380	6,487		651,867
Balance at end of the year at Mar. 31, 2018		638	14,962,615	(30,084)	(16,002,266)	832,964	11,215	(224,918)	(361)		(225,279)
Effect of adoption of new accounting standards (Refer Note 2.2)					(38,110)			(38,110)			(38,110)
Balance at beginning of the year, restated		638	14,962,615	(30,084)	(16,040,376)	832,964	11,215	(263,028)	(361)		(263,389)
Loss for the year					(1,148,203)			(1,148,203)	(45,392)		(1,193,595)
Other comprehensive loss
Foreign currency translation differences loss							(4,834)	(4,834)			(4,834)
Remeasurement loss on defined benefit plan					(5,447)			(5,447)	(79)		(5,526)
Other comprehensive loss for the period, net of tax					(5,447)		(4,834)	(10,281)	(79)		(10,360)
Total comprehensive loss for the period, net of tax					(1,153,650)		(4,834)	(1,158,484)	(45,471)		(1,203,955)
Transactions with owners, recorded directly in equity contributions by owners
Share-based payments				650	2,870	279,363		282,883			282,883
Exercise of options		4	357,981	18,215		(376,339)	190	51			51
Issuance of shares		71	3,667,843					3,667,914			3,667,914
Cost of issuance of shares			(104,334)					(104,334)			(104,334)
Change in non-controlling interest	[3]				(65,253)			(65,253)	65,253
Total contribution by owners		75	3,921,490	18,865	(62,383)	(96,976)	190	3,781,261	65,253		3,846,514
Balance at end of the year at Mar. 31, 2019		713	18,884,105	(11,219)	(17,256,409)	735,988	6,571	2,359,749	19,421		2,379,170
Effect of adoption of new accounting standards (Refer Note 2.2)					(28,562)			(28,562)	(431)		(28,993)
Balance at beginning of the year, restated		713	18,884,105	(11,219)	(17,284,971)	735,988	6,571	2,331,187	18,990		2,350,177
Loss for the year					(833,808)			(833,808)	(6,387)	$ (11,146)	(840,195)
Other comprehensive loss
Foreign currency translation differences loss							(28,658)	(28,658)		(380)	(28,658)
Remeasurement loss on defined benefit plan					24,164			24,164	351	325	24,515
Other comprehensive loss for the period, net of tax					24,164		(28,658)	(4,494)	351	(55)	(4,143)
Total comprehensive loss for the period, net of tax					(809,644)		(28,658)	(838,302)	(6,036)	(11,201)	(844,338)
Transactions with owners, recorded directly in equity contributions by owners
Share-based payments					46,778	(41,643)		5,135			5,135
Exercise of options		1	5,049			(5,050)
Change in non-controlling interest	[4]				(6,079)			(6,079)	6,079
Total contribution by owners		1	5,049		40,699	(46,693)		(944)	6,079		5,135
Balance at end of the year at Mar. 31, 2020		₨ 714	₨ 18,889,154	₨ (11,219)	₨ (18,053,916)	₨ 689,295	₨ (22,087)	₨ 1,491,941	₨ 19,033	$ 20,041	₨ 1,510,974

[1]	* Transaction with equity shareholders represent tax deposited on behalf of restricted stock holders.
[2]	** Change in non-controlling interest represents shares of a subsidiary issued to the Parent Company. The percentage holding of the parent is 98.22% as of March 31, 2018 (98.20% as of March 31, 2017)
[3]	* Transaction with non-controlling interest represents shares of a subsidiary issued to the Parent Company. The percentage holding of the parent is 98.53% as of March 31, 2019 (98.22% as of March 31, 2018). (refer to Note 6)
[4]	*Change in non-controlling interest represents shares of a subsidiary issued to the Parent Company. The percentage holding of the parent is 98.56% as of March 31, 2020 (98.53% as of March 31, 2019), (refer to Note 6).